Related Parties Payable (Details) - Schedule of Significant Balances Between Group and Related Parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Parties Payable (Details) - Schedule of Significant Balances Between Group and Related Parties [Line Items]
Borrowing of funds	$ 2,611,097	$ 467,568
Yan, Keyan [Member]
Related Parties Payable (Details) - Schedule of Significant Balances Between Group and Related Parties [Line Items]
Borrowing of funds		36,697
Li, Huidan [Member]
Related Parties Payable (Details) - Schedule of Significant Balances Between Group and Related Parties [Line Items]
Borrowing of funds	2,122,697
Sun, Lei [Member]
Related Parties Payable (Details) - Schedule of Significant Balances Between Group and Related Parties [Line Items]
Borrowing of funds	$ 488,400	$ 430,871